BUFFALO
FUNDS

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund


SEMIANNUAL REPORT
September 30, 1997

MESSSAGE
To Our Shareholders

We are pleased to bring you the Buffalo Funds' semiannual report for the six months ended September 30, 1997. Since publication of our annual report earlier in the year, the market has generally been very positive, although investor confidence has been somewhat strained by fears that inflation might worsen and that the long-standing bull market might come to an end. Relative performance for the Buffalo Funds has been quite favorable, and will be discussed in detail in the Portfolio Management Review which follows. The Funds continue to grow, and the group has added over 2,900 shareholder accounts and $57 million of total assets since March 31, 1997.

In our March 1997 annual report we included a Portfolio Management Review section to allow the Funds' investment counsel, Kornitzer Capital Management, Inc., to discuss various items of interest to Fund shareholders. A similar section is included in this semiannual report, and will be included in shareholder reports in the future.

We welcome new shareholders since the last report. Please let us know if you have any questions or comments about your investment, or if we can be of further assistance with your financial and investment needs.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President

PICTURE - Left to right: Kent Gasaway, John Kornitzer and Tom Laming.

Portfolio Management Review

We hope all of you had the opportunity to read the March 31, 1997 annual report. We recommend that new Buffalo shareholders call and ask for a copy. At that time, we at Kornitzer Capital Management, Inc. (KCM) set forth our long-term goals as investment counsel of the Buffalo Funds. Also, we spent a good deal of time describing our investment philosophies as well as our unique equity and fixed income strategies. In this semiannual report we will share more information about our investment staff and how our research and portfolio management process works. We feel it is important that you get to know our names, faces and our backgrounds. As always, we will discuss each of the Buffalo Funds in detail, including our latest strategies, noteworthy holdings and a performance update.

We are happy to announce that at the end of August the Buffalo Balanced Fund received a 4-star performance rating from Morningstar, Inc. Morningstar is a highly regarded mutual fund evaluation firm which rates funds (on a 1 through 5 star system) after a minimum of three years of existence. We our particularly proud of receiving a favorable three-year rating from Morningstar because they measure and rate funds on both performance and risk. Buffalo Balanced scored comparatively well on Morningstar's proprietary risk statistics which evaluate the Fund's downside volatility relative to that of others in its class. We have made it a priority to pay close attention to the risk profile of all the Funds. This fits our investment philosophy that the compounding of consistent returns over time is the key to above average performance. We look forward to the spring of 1998 when the other three Buffalo Funds will be eligible for three-year ratings.

Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the fund's three-, five-, and ten-year average annual total return (based upon available track records) in excess of 90-day Treasury bill returns. The top 10% of funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the next 36% receive 3 stars; the next 22.5% receive 2 stars; and the next 10% receive 1 star. As of 9/30/97 there were 2,143 domestic equity funds in the rating universe for the three-year period.

As was mentioned in the annual report, KCM has a unique breakdown of responsibilities in managing the Buffalo Funds. Each professional has a different background, having researched or worked in various industries over time. Based on their area of expertise each individual is responsible for closely covering certain industries and is empowered to recommend the purchase/sale of both stocks and bonds in those industries for the Buffalo Funds. Each Buffalo Fund has a lead manager whose job is to both contribute research to the team and execute trades and allocate recommendations to the proper Fund. In greater detail, individual backgrounds and responsibilities to the Funds break down as follows:

John Kornitzer - John is President, founder and Chief Investment Officer of KCM. John created both the "Buffalo" name and the USA Global investment concept. John's investment career spans some 35 years and includes experience in the bear markets of 1969-70 and 1973-74. John shaped the firm's basic investment philosophies and acts as a research generalist having covered the broadest range of industries over his career.

Kent Gasaway - Kent is Senior Vice President of KCM and acts as lead manager for both the Buffalo Balanced and High Yield Funds. Kent has over 15 years of stock and bond research and portfolio management experience. Kent's major industry responsibilities include Oil & Gas, Metals, Autos, Capital Goods, Paper and Healthcare Services.

Tom Laming - Tom is Senior Vice President of KCM and acts as lead manager for both the Buffalo Equity and USA Global Funds. Tom was instrumental in creating the firm's proprietary equity screening discipline. Tom's areas of industry expertise include Technology, Airlines, Chemicals, Railroads, Food & Beverage and Pollution Control.

Robert Male - Bob is Vice President of KCM and has over 10 years of stock and bond research experience. Bob's major industry responsibilities include Retail, Banks, Insurance, Telecommunications, Household Products and Gaming.

Rich Rosenthal - Rich is a Senior Research Analyst at KCM. Rich's areas of industry expertise include Aerospace, Defense, Technology, Drugs, Biotech and Medical Supplies.

Stock selection by the research team is assisted by a proprietary screening process which helps identify attractive companies in both the growth and value categories. However, the final decision to purchase any security (stock or bond) is based on rigorous fundamental research of the company. This includes detailed analysis and modeling of company financial statements and often includes visiting with company management. KCM anticipates there will be further additions to the research team over the next year and will familiarize Buffalo shareholders with new names and responsibilities as they come on board.

The following is a snapshot and comment on how each of the Buffalo Fund's have performed over the past six and twelve months and since inception. Please note that some of the individual stock and bonds mentioned in these reports may have already been sold and therefore should not be taken as recommendations.

Buffalo Balanced Fund

Buffalo Balanced Fund generated total returns (price change and reinvested distributions) of 18.59% and 23.89% for the six months and year ended September 30, 1997. Since inception (August 12, 1994) the Fund has produced an average annualized return of 16.82%. The Lipper Balanced Fund Index registered returns of 17.82%, 24.92% and 17.41%, for the respective periods.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

                                Investment Results - Total Return
                                Six Months      One             Since
                                Ended           Year            Inception
                                9/30/97         9/30/97         8/12/94
BUFFALO BALANCED FUND           18.59%          23.89%          16.82%
Lipper Balanced
 Fund Index                     17.82%          24.92%          17.41%

The Fund's six month performance gained from a favorable environment for stocks, high yield bonds and convertible securities. Leading stock performers for the Fund included Federal Express, Southwest Airlines, Cummins Engine and Diebold. Leading convertible securities included companies such as McDermott International, Rentway, National Semiconductor and Bay Networks. The Fund's asset allocation changed very little over the past six months with the exception of the cash position which fell from nearly 11% to 4%.

The research team continued to uncover exciting new ideas in all asset categories over the past six months. New stock holdings include names such as Texas Industries - a leading producer of cement and structural steel which we believe will benefit from a coming surge in commercial construction, and Chase Manhattan Corp. - which we believe is the most attractive large bank in the country. New corporate bond and convertible security holdings include names such as Loral Space & Communications - a leading satellite manufacturer and information services provider and Callon Petroleum and Wiser Oil - two underfollowed oil and gas exploration companies.

Buffalo Equity Fund

Buffalo Equity Fund generated total returns (price change and reinvested distributions) of 29.85% and 38.67% for the six months and year ended September 30, 1997. Since inception (May 19, 1995) the Fund has produced an average annualized return of 34.89%. The Lipper Capital Appreciation Fund Index registered returns of 28.67%, 25.12% and 24.25%, for the respective periods.

                                Investment Results - Total Return
                                Six Months      One             Since
                                Ended           Year            Inception
                                9/30/97         9/30/97         5/19/95

BUFFALO EQUITY FUND             29.85%          38.67%          34.89%
Lipper Capital Appreciation
 Fund Index                     28.67%          25.12%          24.25%

The Fund profited from strong performances during the past six months by stocks such as Federal Express, AMP, National Semiconductor, CompUSA,
Pfizer and Schlumberger. The Fund made no dramatic changes in industry weightings during the period. The Fund's greatest industry emphasis continues to be in capital goods (21%), technology (18%) and energy (14%). With the economy on a steady course and the market at lofty levels, we believe there are fewer opportunities to find entire industries out of favor and undervalued. At present we are focusing less on industry weightings and more on individual stockpicking.

Recent new stock ideas include names such as Sundstrand - a beneficiary of the strong upturn in commercial aerospace, Eaton - a leading parts supplier to the surging U.S. heavy truck market, Diebold - the world's leading supplier of automated teller machines to a consolidating banking industry, and Enron - a worldwide energy firm which may be a large beneficiary of the coming electric utility deregulation in the U.S.

Buffalo High Yield Fund

Buffalo High Yield Fund generated total returns (price change and reinvested distributions) of 14.18% and 21.38% for the six months and year ended September 30, 1997. Since inception (May 19, 1995) the Fund produced an average annualized return of 19.29%. The Lipper High Current Yield Fund Index produced returns of 10.82%, 14.96% and 13.12%, for the respective periods.

                                Investment Results - Total Return
                                Six Months      One             Since
                                Ended           Year            Inception
                                9/30/97         9/30/97         5/19/95

BUFFALO HIGH YIELD FUND         14.18%          21.38%          19.29%
Lipper High Current Yield
 Fund Index                     10.82%          14.96%          13.12%

The Fund's performance over the past six months was benefit-ed by investors continued hunger for high current income. Large inflows of cash into the high yield mutual fund sector combined with purchases by non-traditional buyers - such as investment grade and foreign institutions - caused yield spreads to tighten. Strong performers for the Fund included many of the same names highlighted in the Balanced Fund. Other outperforming convertible issues included K mart, Swift Energy, VLSI Technology and ICO.

Over the past six months the Fund shifted some 5% of assets from corporate bonds to convertible securities, reflecting the lower yields and lower quality of new issue corporate bonds. The research team continued to find good values in high yield convertible securities.
Recent purchases in the technology sector included Intevac and HMT Technology - two high quality suppliers to the computer disk drive industry. Proprietary research is the key to finding smaller company securities such as these. Both companies are only sparsely covered by Wall Street.

Buffalo USA Global Fund

Buffalo USA Global Fund generated total returns (price change and reinvested distributions) of 24.91% and 35.50% for the six months and year ended September 30, 1997. Since inception (May 19, 1995) the Fund has produced an annualized return of 31.28%. The Lipper Capital
Appreciation Fund Index registered returns of 28.67%, 25.12% and 24.25%, for the respective periods.

                                Investment Results - Total Return
                                Six Months      One             Since
                                Ended           Year            Inception
                                9/30/97         9/30/97         5/19/95

BUFFALO USA GLOBAL FUND         24.91%          35.50%          31.28%
Lipper Capital Appreciation
 Fund Index                     28.67%          25.12%          24.25%

Reflecting the Fund's emphasis on U.S. companies with high international sales exposure (minimum 40% of total sales), the Fund benefited during the period from the higher than average growth prospects of it's holdings. This return was achieved in the face of a strong rise in the U.S. dollar versus the currencies of most major trading partners. A strong dollar can cause U.S. exports of goods and services to be higher priced to foreign buyers and can result in lower translated sales and earnings from foreign based operations of U.S. companies. Despite these formidable hurdles the Fund's holdings performed well. This performance gives us confidence that leading U.S. multinational companies are working diligently to preserve their position as worldwide low cost producers - regardless of the relative value of the U.S. dollar.

During the period the Fund maintained it's emphasis on the capital goods, consumer non-durable and technology sectors. However, in an effort to reduce risk in a lofty market, the Fund's highest P/E stocks across all industries were trimmed to lower weightings. Execution of this strategy included selling stocks and writing (selling) call options on stocks. Stocks trimmed or eliminated included well known names such as Intel, Microsoft and Oracle.

New positions added to the Fund over the period included Pride
International - a leading operator of land-based oil workover rigs in South America, Boston Scientific - a leading manufacturer of medical devices and Praxair - a major supplier of industrial gases.

All of us on the KCM team appreciate your support of the Buffalo Funds and as fellow shareholders we will continue our drive to make ownership of the Funds a rewarding experience over the long-term. When you discuss investments with your friends, family and business associates we hope you will mention the Buffalo Funds. We look forward to tracking each Fund's progress for you in future letters.
Sincerely,

/S/John C. Kornitzer	/s/Kent W. Gasaway
John C. Kornitzer	Kent W. Gasaway
President               Sr. Vice President

/s/Tom W. Laming
Tom W. Laming
Sr. Vice President


BUFFALO
BALANCED FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)


        SHARES  COMPANY                                         MARKET VALUE

COMMON STOCKS - 30.30%
BASIC MATERIALS - 2.37%
         10,000  Aluminum Company of America                    $      820,000
         10,000  Texas Industries, Inc.  .                             424,375
                                                                     1,244,375
CAPITAL GOODS - 7.41%
          8,800  Blount International, Inc. Cl. A                      443,850
          5,000  Cummins Engine Inc.                                   390,313
         15,000  Ingersoll-Rand Co.                                    645,938
         10,000  Rockwell International Corp.                          629,375
         12,500  Teleflex, Inc.                                        432,813
          5,000  TRW, Inc.                                             274,375
          5,000  United Technologies Corp.                             405,000
         15,000  York International Corp.                              671,250
                                                                     3,892,914
CONSUMER CYCLICAL - 6.87%
         25,000  Chrysler Corp.                                        920,313
          5,000  Dillard's, Inc. Cl. A                                 219,063
          8,500  Federal Express Corp.                                 680,000
         10,000  Goodyear Tire & Rubber Co.                            687,500
         24,000  K mart Corp.                                          336,000
         22,000  Modine Manufacturing Co.  .                           767,250
                                                                     3,610,126
CONSUMER STAPLES - 0.62%
         10,000  Dial Corp.                                            174,375
         10,000  Pilgrim's Pride Corp.                                 148,750
                                                                       323,125
ENERGY - 3.76%
         10,000  Coastal Corp.                                         612,500
          5,000  Enron Corp.                                           192,500
         10,000  McDermott International, Inc.                         365,000
          5,000  Sonat, Inc.                                           254,375
         15,000  United Meridian Corp.                                 551,250
                                                                     1,975,625
FINANCIAL - 2.27%
          7,500  Allstate Corp.                                        602,812
          5,000  Chase Manhattan Corp. New                             590,000
                                                                     1,192,812
TECHNOLOGY - 6.09%
          5,000  A T & T Corp.                                         221,562
         10,000  Diebold, Inc.                                         473,750
          7,500  Hewlett-Packard Co.                                   521,718
         10,000  HMT Technology Corp.                                  156,875
         10,000  Intel Corp.                                           923,125
          5,000  Motorola, Inc.                                        359,375
         15,000  Seagate Technology, Inc.                              541,875
                                                                     3,198,280
TRANSPORTATION & SERVICES - 0.91%
         15,000 Southwest Airlines Co.                                 479,062
TOTAL COMMON STOCKS                                                 15,916,319

CONVERTIBLE PREFERRED STOCKS - 7.47%
          2,044  Fedders Corp. Cl. A (non-voting)                       12,136
         53,900  ICO Inc., dep. shrs.
                  repstg. 1/4 pfd. cv.                               1,384,556
          2,000  K mart Financing I,
                  7.750% tr. cv. pfd. secs.                            117,000
         10,000  Loral Space & Communications Ltd.,
                  Series C                                             597,500
         10,000  McDermott International, Inc., Series A               362,500
         26,210  McDermott International, Inc., Series C             1,448,103
TOTAL CONVERTIBLE PREFERRED STOCKS                                   3,921,795

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

CORPORATE BONDS - 27.78%
$       690,000  Argosy Gaming Co.,
                  13.25% 1st. mtg. note, due 6-1-04                    695,175
      1,500,000  Callon Petroleum Co. Delaware,
                  10.125% sr. sub. note, due 9-15-02                 1,496,250
        800,000  Clark Material Handling Co.,
                  10.75% sr. note, due 11-15-06                        854,000
      1,300,000  CompUSA, Inc.,
                  9.50% gtd. sr. sub. note, due 6-15-00              1,355,250
        750,000  Fairchild Semiconductor Corp.,
                  10.125% sr. sub. note, due 3-15-07                   810,000
      1,000,000  Giant Industries, Inc.,
                  9.75% gtd. sr. sub. note, due 11-15-03             1,043,750
      1,785,000  AS Resources, Inc.,
                  9.875% sr. sub. note, due 12-1-03                  1,863,094
        250,000  ICO, Inc., Series A,
                  10.375% sr. note, due 6-1-07                         264,375
      1,000,000  Kaiser Aluminum & Chemical Corp.,
                  9.875% sr. note, due 2-15-02                       1,045,000
        250,000  K mart Corp.,
                  8.375% note, due 7-1-22                              241,250
        750,000  Nortek, Inc.,
                  9.875% sr. sub. note, due 3-1-04                     775,312
        415,000  Pilgrim's Pride Corp.,
                  10.875% sr. sub. note, due 8-1-03                    437,825
        425,000  Rutherford-Moran Oil Corp.,
                  10.75% sr. sub. note 144A, due 10-1-04               425,000
        150,000  Stone Container Corp.,
                  10.75% 1st. mtg. note, due 10-1-02                   159,000
        100,000  Triangle Pacific Corp. Delaware,
                  10.50% sr. note, due 8-1-03                          107,500
      1,000,000  United Refining Co., Series A,
                  10.75% sr. note, due 6-15-07                       1,035,000
         52,000  Wainoco Oil Corp.,
                  10.75% sub. deb., due 10-1-98                         52,260
        919,000  Wainoco Oil Corp.,
                  12.00% sr. note, due 8-1-02                          955,760
      1,000,000  Wiser Oil Co.,
                  9.50% sr. sub. note 144A, due 5-15-07                980,000
TOTAL CORPORATE BONDS                                               14,595,801

CONVERTIBLE CORPORATE BONDS - 30.05%
      1,500,000  Air & Water Technologies Corp.,
                  8.00% sub. deb., due 5-15-15                       1,194,375
      1,099,000  Allwaste, Inc.,
                  7.25% sub. deb., due 6-1-14                        1,107,243
      1,870,000  Argosy Gaming Co.,
                  12.00% sub. note, due 6-01-01                       1,640,925
        495,000  Beverly Enterprises Inc.,
                  7.625% sub. deb., due 3-15-03                        503,662
      1,500,000  Exide Corp.,
                  2.90% sr. sub. note, due 12-15-05                    956,250
        700,000  HMT Technology Corp.,
                  5.75% sub. note, due 1-15-04                         665,000
      1,658,000  Integrated Device Technology, Inc,
                  5.50% sub note, due 6-1-02                         1,425,880
        750,000  Intervac, Inc.,
                  6.50% sub. note, due 3-1-04                          702,187
        500,000  Moran Energy Inc.,
                  8.75% sub. deb., due 1-15-08                         491,250
        500,000  National Semiconductor Corp.,
                  6.50% sub. note, due 10-1-02                         576,250
        595,000  Oryx Energy Co.,
                  7.50% sub. deb., due 5-15-14                         600,206
      1,300,000  Rent-Way, Inc.,
                  7.00% sub. deb., due 2-1-07                        2,083,250
        500,000  Rohr Industries, Inc.,
                  7.00% sub. deb., due 10-1-12                         496,250
        415,000  Sun, Inc.,
                  6.75% sub. deb., due 6-15-12                         502,669
        127,000  Swift Energy Co.,
                  6.25% sub. note, due 11-15-06                        140,017
      1,185,000  Synoptics Communications, Inc.,
                  5.25% sub. deb., due 5-15-03                       1,247,213
        191,000  UNC Inc.,
                  7.50% sub. deb., due 3-31-06                         191,716
        680,000  VLSI Technology, Inc.,
                  8.25% sub. note, due 10-1-05                         716,550
        570,000  Wainoco Oil Corp.,
                  7.75% sub. deb., due 6-1-14                          545,063
TOTAL CONVERTIBLE CORPORATE BONDS                                   15,785,956

REPURCHASE AGREEMENT - 4.38%
      2,300,000  UMB Bank, n.a., 5.30%, due 10-1-97
                  (Collateralized by U.S. Treasury Notes,
                  5.00%, due 1-31-99)                                2,300,000
TOTAL INVESTMENTS - 99.98%                                      $   52,519,871
Other assets less liabilities - 0.02%                                   10,153
TOTAL NET ASSETS - 100.00%
	(equivalent to $12.22 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        4,299,343 shares outstanding)                           $   52,530,024

See accompanying Notes to Financial Statements.


BUFFALO
EQUITY FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)


        SHARES  COMPANY                                         MARKET VALUE

COMMON STOCKS - 94.82%
BASIC MATERIALS - 8.90%
          8,100  Air Products & Chemicals, Inc.                 $      671,794
          8,500  Aluminum Company of America                           697,000
          6,400  Eastman Chemical Co.                                  396,800
         15,500  Georgia Gulf Corp.                                    474,688
          2,000  Praxair, Inc.                                         102,375
         13,500  Sigma Aldrich Corp.                                   444,656
          1,300  Texas Industries, Inc.                                 54,275
                                                                     2,841,588
CAPITAL GOODS - 20.85%
          9,000  Boeing Co.                                            489,938
         19,900  Cincinnati Milacron, Inc.                             534,813
          8,800  Cummins Engine Inc.                                   686,950
          5,500  Eaton Corp.                                           508,062
         10,000  General Motors Corp. Cl. H                            661,250
         16,500  Ingersoll-Rand Co.                                    710,531
          1,500  Lockheed Martin Corp.                                 159,938
          1,500  Northrop Grumman Corp.                                182,063
         11,500  Rockwell International Corp.                          723,781
          7,500  Sun Hydraulics, Inc.                                   93,750
         11,000  Sundstrand Corp.                                      633,875
          9,200  TRW, Inc.                                             504,850
          7,600  United Technologies Corp.                             615,600
          3,300  York International Corp.                              147,675
                                                                     6,653,076
CONSUMER CYCLICAL - 6.20%
         17,800  CompUSA Inc.                                          623,000
          4,300  Dillard's, Inc. Cl. A                                 188,394
         12,650  Federal Express Corp.                               1,012,000
          4,600  Tandy Corp.                                           154,675
                                                                     1,978,069
CONSUMER STAPLES - 9.02%
          7,600  CPC international, Inc.                               703,950
         10,000  Dial Corp.                                            174,375
         14,000  McDonald's Corp.                                      666,750
         13,000  Sara Lee Corp.                                        669,500
          9,000  Tupperware Corp.                                      253,125
         21,500  Viad Corp.                                            409,844
                                                                     2,877,544
ENERGY - 13.93%
          6,100  Amoco Corp.                                           587,887
          8,150  British Petroleum PLC Sh F ADR                        740,122
          3,400  Chevron Corp.                                         282,837
         13,700  Coastal Corp.                                         839,125
         13,100  Enron Corp.                                           504,350
         10,000  Schlumberger, Ltd.                                    841,875
          3,000  Sonat, Inc.                                           152,625
         12,000  Triton Energy Ltd.                                    497,250
                                                                     4,446,071
FINANCIAL - 7.49%
         11,500  Allstate Corp.                                        924,312
          3,400  Chase Manhattan Corp.                                 401,200
          6,400  Chubb Corp.                                           454,800
          4,000  Golden West Financial Corp. Delaware                  359,000
          2,000  Hartford Financial Services Group, Inc.               164,500
          1,500  PMI Group, Inc.                                        85,969
                                                                     2,389,781
HEALTH CARE - 6.21%
          9,500  Allergan, Inc.                                         343,781
          5,300  Johnson & Johnson                                      305,413
          9,500  Merck & Company, Inc.                                  949,406
          6,400  Pfizer, Inc.                                           384,400
                                                                     1,983,000
TECHNOLOGY - 17.71%
         11,000  A T & T Corp.                                         487,437
         15,500  AMP, Inc.                                             830,219
          5,000  Bay Networks, Inc.                                    193,125
          3,000  Best Software, Inc.                                    39,000
          4,400  Cisco Systems, Inc.                                   321,475
          5,700  Computer Sciences Corp.                               403,275
          9,000  Dallas Semiconductor Corp.                            402,750
         10,700  Diebold, Inc.                                         506,913
         16,700  Hewlett-Packard Co.                                 1,161,694
         10,000  Loral Space & Communications, Ltd.                    206,250
          2,500  Melita International Corp.                             29,375
         17,400  National Semiconductor Corp.                          713,400
          1,500  Network Solutions, Inc. Cl. A                          32,625
          5,500  Scientific-Atlanta, Inc.                              124,437
          5,000  Seagate Technology                                    180,625
          5,000  Sync Research, Inc.                                    19,375
                                                                     5,651,975
TRANSPORTATION & SERVICES - 4.51%
          4,300  ProBusiness Services, Inc.                             82,237
         19,600  Southwest Airlines Co.                                625,975
         11,700  Union Pacific Corp.                                   732,712
                                                                     1,440,924
TOTAL COMMON STOCKS                                                 30,262,028

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 6.26%
    $ 2,000,000  UMB Bank, n.a., 5.30%, due 10-1-97
                  (Collateralized by U.S. Treasury Notes,
                  5.00%, due 1-31-99)                                2,000,000
TOTAL INVESTMENTS - 101.08%                                     $   32,262,028
Other assets less liabilities - (1.08%)                              (345,946)
TOTAL NET ASSETS - 100.00%
        (equivalent to $18.01 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        1,771,963 shares outstanding)                           $   31,916,082

See accompanying Notes to Financial Statements.

BUFFALO
HIGH YIELD FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)


        SHARES  COMPANY                                         MARKET VALUE

CONVERTIBLE PREFERRED STOCKS - 11.04%
         71,233  Fedders Corp. Cl. A (non-voting)               $      422,946
         30,000  ICO, Inc., dep. shrs. repstg. 1/4 pfd. cv.            770,625
          7,300  K mart Financing I, 7.750% tr. cv. pfd. secs.         427,050
         17,300  Loral Space & Communications Ltd., Series C         1,033,675
          4,100  McDermott International, Inc., Series A               148,625
         13,000  McDermott International, Inc., Series C               718,250
          7,200  Snyder Oil Corp., dep. shrs. repstg. 1/4 pfd. cv.     198,900
TOTAL CONVERTIBLE PREFERRED STOCKS                                   3,720,071

	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

CORPORATE BONDS - 37.04%
$       400,000  Argosy Gaming Co.,
                  13.25% 1st. mtg. note, due 6-1-04                    403,000
         65,000  Bethlehem Steel Corp.,
                  10.375% sr. note, due 9-1-03                          70,200
      1,000,000  Callon Petroleum Co. Delaware,
                  10.125% sr. sub. note, due 9-15-02                   997,500
        700,000  Clark Material Handling Co.,
                  10.75% unrestricted sr. note 144A, due 11-15-06      747,250
        500,000  Cliffs Drilling Co.,
                  10.25% sr. note, Series B, due 5-15-03               546,250
        545,000  CompUSA, Inc.,
                  9.50% gtd. sr. sub. note, due 6-15-00                568,162
        500,000  Exide Corp.,
                  10.00% sr. note, due 4-15-05                         529,375
        535,000  Fairchild Semiconductor Corp.,
                  10.125% sr. sub. note, due 3-15-07                   577,800
        435,000  Giant Industries, Inc.,
                  9.75% gtd. sr. sub. note, due 11-15-03               454,031
        765,000  HS Resources, Inc.,
                  9.875% sr. sub. note, due 12-1-03                    798,469
        500,000  ICO, Inc.,
                  10.375% sr. note, due 6-1-07                         528,750
        500,000  Interface, Inc.,
                  9.50% sr. sub note, Series B, due 11-15-05           533,750
        575,000  K mart Corp.,
                  8.25% note, due 1-1-22                               554,875
        650,000  Kaiser Aluminum & Chemical Corp.,
                  9.875% sr. note, due 2-15-02                         679,250
        505,000  Nortek, Inc.,
                  9.875% sr. sub. note, due 3-1-04                     522,044
        100,000  Parker Drilling Co.,
                  9.75% sr. note, Series B, due 10-15-06               107,500
        600,000  Pilgrim's Pride Corp.,
                  10.875% sr. sub. note, due 8-1-03                    633,000
         25,000  Plains Resources, Inc.,
                  10.25% sr. sub. note, Series B, due 3-15-06           27,000
        150,000  Premier Parks, Inc.,
                  9.75% sr. note, due 1-15-07                          159,000
        500,000  Rutherford-Moran Oil Corp.,
                  10.75% sr. sub. note 144A, due 10-1-04               500,000
        500,000  Southdown, Inc.,
                  10.00% sr. sub. note, Series B, due 3-1-06           551,250
        790,000  United Refining Co.,
                  10.75% sr. note, Series A, due 6-15-07               817,650
         25,000  URS Corp. New,
                  8.625% sr. sub. deb., due 1-15-04                     25,500
        158,000  Wainoco Oil Corp.,
                  12.00% sr. note, due 8-1-02                          164,320
      1,000,000  Wiser Oil Co.,
                  9.50% sr. sub. note 144A, due 5-15-07                980,000
TOTAL CORPORATE BONDS                                               12,475,926

CONVERTIBLE CORPORATE BONDS - 38.51%
        570,000  Air & Water Technologies Corp.,
                  8.00% sub. deb., due 5-15-15                         453,863
      1,076,000  Allwaste, Inc.,
                  7.25% sub. deb., due 6-1-14                        1,084,070
        675,000  Argosy Gaming Co.,
                  12.00% sub. note, due 6-1-01                         592,313
        500,000  Exide Corp.,
                  2.90% sr. sub. note, due 12-15-05                    318,750
      1,000,000  HMT Technology Corp.,
                  5.75% sub. note, due 1-15-04                         950,000
      1,150,000  Integrated Device Technology, Inc.,
                  5.50% sub. note, due 6-1-02                          989,000
        925,000  Intevac, Inc.,
                  6.50% sub. note, due 3-1-04                          866,605
        761,000  Moran Energy Inc.,
                  8.75% sub. deb., due 1-15-08                         747,683
        500,000  National Semiconductor Corp.,
                  6.50% sub. note, due 10-1-02                         576,250
        550,000  OHM Corp.,
                  8.00% sub. deb., due 10-1-06                         532,812
        535,000  Oryx Energy Co.,
                  7.50% sub. deb., due 5-15-14                         539,681
        700,000  Rent-Way, Inc.,
                  7.00% sub. deb., due 2-1-07                        1,121,750
        520,000  Rohr Industries, Inc.,
                  7.00% sub. deb., due 10-1-12                         516,100
        525,000  Swift Energy Co.,
                  6.25% sub. note, due 11-15-06                        578,812
        800,000  Synoptics Communications, Inc.,
                  5.25% sub. deb., due 5-15-03                         842,000
        281,000  UNC, Inc.,
                  7.50% sub. deb., due 3-31-06                         282,054
        600,000  VLSI Technology, Inc.,
                  8.25% sub. note, due 10-1-05                         632,250
      1,050,000  Wainoco Oil Corp.,
                  7.75% sub. deb., due 6-1-14                        1,004,062
        378,000  Weston (Roy F.), Inc.,
                  7.00% sub. deb., due 4-15-02                         345,397
TOTAL CONVERTIBLE CORPORATE BONDS                                   12,973,452

REPURCHASE AGREEMENT - 13.63%
      4,590,000  UMB Bank, n.a.,
                  5.30%, due 10-1-97
                  (Collateralized by U.S. Treasury Notes,
                  5.00%, due 1-31-99)                                4,590,000
TOTAL INVESTMENTS - 100.22%                                     $   33,759,449
Other assets less liabilities - (0.22%)                               (74,295)
TOTAL NET ASSETS - 100.00%
                 (equivalent to $13.00 per share;
                 10,000,000 shares of $1.00 par value
                 capital shares authorized;
                 2,590,849 shares outstanding)                  $   33,685,154

See accompanying Notes to Financial Statements.

BUFFALO
USA GLOBAL FUND

STATEMENT OF NET ASSETS
September 30, 1997 (unaudited)

        SHARES  COMPANY                                         MARKET VALUE

COMMON STOCKS - 91.27%
BASIC MATERIALS - 6.56%
         13,600  Air Products & Chemicals, Inc.                 $    1,127,950
         17,300  Aluminum Company of America                         1,418,600
         14,000  Praxair, Inc.                                         716,625
                                                                     3,263,175
CAPITAL GOODS - 18.59%
         16,950  Boeing Co.                                            922,716
         37,700  Cincinnati Milacron, Inc.                           1,013,188
         17,900  Cummins Engine, Inc.                                1,397,319
         24,000  Ingersoll-Rand Co.                                  1,033,500
         36,500  Teleflex, Inc.                                      1,263,813
         26,400  TRW, Inc.                                           1,448,700
         15,200  United Technologies Corp.                           1,231,200
         21,100  York International Corp                               944,225
                                                                     9,254,661
CONSUMER CYCLICAL - 5.67%
            500  Goodyear Tire & Rubber Co.                             34,375
         25,000  Interface Inc. Cl. A                                  728,125
         21,800  Lear Corp.                                          1,073,650
         28,300  Modine Manufacturing Co.                              986,962
                                                                     2,823,112
CONSUMER STAPLES - 12.36%
         10,200  Coca-Cola Co.                                         621,563
         15,900  CPC International, Inc.                             1,472,738
         27,350  McDonald's Corp.                                    1,302,544
         24,500  Sara Lee Corp.                                      1,261,750
         19,800  Wrigley, (Wm.) Jr. Co.                              1,491,188
                                                                     6,149,783
ENERGY - 6.26%
         20,100  Mobil Corp.                                         1,487,400
          8,000  Pride International, Inc.                             272,000
         13,400  Schlumberger, Ltd.                                  1,128,112
          5,550  Triton Energy Ltd.                                    229,978
                                                                     3,117,490
FINANCIAL - 6.69%
         26,700  AFLAC, Inc.                                         1,448,475
         13,900  American International Group, Inc.                  1,434,306
          3,350  Citicorp                                              448,691
                                                                     3,331,472
HEALTH CARE - 10.27%
         16,700  Allergan, Inc.                                        604,331
          7,300  American Home Products Corp.                          532,900
         14,700  Bristol-Myers Squibb Co.                            1,216,425
         20,700  Johnson & Johnson                                   1,192,837
          9,300  Pfizer, Inc.                                          558,581
         19,500  Schering-Plough Corp.                               1,004,250
                                                                     5,109,324
TECHNOLOGY - 24.87%
         29,000 AMP, Inc.                                            1,553,313
         23,200  Analog Devices, Inc.                                  777,200
          3,500  Applied Materials, Inc.                               333,375
         13,000  Bay Networks, Inc.                                    502,125
          5,500  Boston Scientific Corp.                               303,531
         14,400  Cisco Systems, Inc.                                 1,052,100
          3,000  Computer Motion, Inc.                                  40,500
          6,400  Dallas Semiconductor Corp.                            286,400
         16,900  Hewlett-Packard Co.                                 1,175,606
         28,300  HMT Technology Corp.                                  443,956
         38,900  Integrated Device Technology, Inc.                    469,231
          8,700  Intevac, Inc.                                         122,888
         12,700  Motorola, Inc.                                        912,813
         32,500  National Semiconductor Corp.                        1,332,500
          5,850  Oracle Systems Corp.                                  213,159
         23,400  Rockwell International Corp.                        1,472,737
         25,100  Seagate Technology                                    906,737
         23,500  Technology Modeling Associates, Inc.                  359,843
          6,100  Thermoquest Corp.                                     122,000
                                                                    12,380,014
TOTAL COMMON STOCKS                                                 45,429,031

  	FACE
        AMOUNT  DESCRIPTION                                     MARKET VALUE

REPURCHASE AGREEMENT - 8.55%
$     4,255,000   UMB Bank, n.a., 5.30%, due 10-1-97
                   (Collateralized by U.S. Treasury Notes,
                   5.00%, due 1-31-99)                               4,255,000
TOTAL INVESTMENTS - 99.82%                                      $   49,684,031
Other assets less liabilities - 0.18%                                   89,112
TOTAL NET ASSETS - 100.00%
		(equivalent to $17.61 per share;
                10,000,000 shares of $1.00 par value
                capital shares authorized;
                2,825,816 shares outstanding)                $       49,773,143

See accompanying Notes to Financial Statements.


STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 1997 (unaudited)

                                        BALANCED        EQUITY          HIGH YIELD      USA GLOBAL
                                        FUND            FUND            FUND            FUND
ASSETS:
  Investments, at value
   (identified cost $45,699,226,
   $27,509,176, $31,299,256, and
   $42,313,105, respectively)           $ 52,519,871    $ 32,262,028    $ 33,759,449    $ 49,684,031
  Cash                                        20,428          33,487         154,470          98,114
  Dividends receivable                        65,080          46,262          26,957          26,067
  Interest receivable                        768,586            -            611,580            -
  Receivables for investments sold              -            460,695            -            304,296
    Total assets                          53,373,965      32,802,472      34,552,456      50,112,508

LIABILITIES AND NET ASSETS:
  Payable for investments purchased          843,941         857,515         867,302         323,271
  Call options written                          -             28,875            -             16,094
    Total liabilities                        843,941         886,390         867,302         339,365
NET ASSETS                              $ 52,530,024    $ 31,916,082    $ 33,685,154    $ 49,773,143

NET ASSETS CONSIST OF:
  Capital (capital stock and
   paid-in capital)                     $ 42,379,269    $ 24,348,605    $ 30,529,119    $ 39,587,506
  Accumulated net investment income          167,555           2,704          73,735          50,051
  Accumulated net realized gain on
   investment transactions                 3,162,555       2,810,950         622,107       2,746,469
  Net unrealized appreciation in
   value of investments                    6,820,645       4,753,823                       2,460,193
	7,389,117
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES                                 $ 52,530,024    $ 31,916,082    $ 33,685,154    $ 49,773,143

Capital shares, $1.00 par value
  Authorized                              10,000,000      10,000,000      10,000,000      10,000,000
  Outstanding                              4,299,343       1,771,963       2,590,849       2,825,816

NET ASSET VALUE PER SHARE               $      12.22    $      18.01    $      13.00     $     17.61

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Six months ended September 30, 1997 (unaudited)

                                                BALANCED        EQUITY          HIGH YIELD      USA GLOBAL
                                                FUND            FUND            FUND            FUND
INVESTMENT INCOME:
  Income:
    Dividends                                   $   211,220     $   159,004     $    84,427      $   217,828
    Interest                                      1,385,175          40,297         961,874           87,704
                                                  1,596,395         199,301       1,046,301          305,532

  Expenses (Note 2):
    Management fees                                 232,084         129,129         128,991          200,150
    Registration fees and expenses                   17,515          21,232          22,020           30,020
                                                    249,599         150,361         151,011          230,170
      Net investment income                       1,346,796          48,940         895,290           75,362

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments           15,100,366       8,776,118       3,464,785       3,650,180
    Cost of investments sold                     13,796,735       7,487,482       3,083,332       2,315,621
    Net realized gain from
     sales of investments                         1,303,631       1,288,636         381,453       1,334,559
      Gain from option contracts written             33,873         216,458            -            326,534
      Net realized gain from
       investment transactions                    1,337,504       1,505,094         381,453       1,661,093
  Unrealized appreciation (depreciation)
   on investments:
    Beginning of period                           1,603,437       (248,434)         307,013         828,942
    End of period                                 6,820,645       4,753,823       2,460,193       7,389,117
    Increase in net unrealized appreciation
     on investments                               5,217,208       5,002,257       2,153,180       6,560,175
      Net gain on investments                     6,554,712       6,507,351       2,534,633       8,221,268
      Increase in net assets resulting
       from operations                          $ 7,901,508     $ 6,556,291     $ 3,429,923     $ 8,296,630

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

                                                        BALANCED FUND
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997   YEAR ENDED
                                           (UNAUDITED)          MARCH 31, 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $  1,346,796         $  2,769,432
  Net realized gain from
   investment transactions                    1,337,504            4,210,481
  Unrealized appreciation
   (depreciation) of investments
    during the period                         5,217,208          (1,590,961)
    Net increase in net assets
     resulting from operations                7,901,508            5,388,952

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                     (1,217,695)          (2,730,978)
  In excess of net investment income              -                    -
  Net realized gain from investment
   transactions                                   -              (2,986,358)
    Total distributions to shareholders     (1,217,695)          (5,717,336)

INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                   7,735,571           11,993,517
  Net asset value of shares issued for
   reinvestment of distributions              1,164,398            5,290,321
                                              8,899,969           17,283,838
  Cost of shares repurchased                (6,802,411)         (23,280,181)
    Net increase (decrease) from
     capital share transactions               2,097,558          (5,996,343)
      Total increase (decrease)
       in net assets                          8,781,371          (6,324,727)

NET ASSETS:
  Beginning of period                        43,748,653           50,073,380
  End of period (including undistributed
   net investment income of $167,555)      $ 52,530,024         $ 43,743,653

*Shares issued and repurchased:
   Number of shares sold                        667,920            1,078,525
   Number of shares issued for
    reinvestment of distributions                99,275              484,825
   Number of shares repurchased               (606,891)          (2,102,645)
     Net increase (decrease)                    160,304            (539,295)

**Distributions to shareholders:
    Income dividends per share             $        .30         $       .707
    Captial gains distribution per share   $        -           $       .833

STATEMENTS OF CHANGES
IN NET ASSETS

                                                        EQUITY FUND
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997   YEAR ENDED
                                           (UNAUDITED)          MARCH 31, 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $     48,940         $    180,281
  Net realized gain from
   investment transactions                    1,505,094            2,410,435
  Unrealized appreciation
   (depreciation) of investments
   during the period                          5,002,257            (562,926)
    Net increase in net assets
     resulting from operations                6,556,291            2,027,790

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                       (109,218)            (117,299)
  In excess of net investment income              -                    -
  Net realized gain from investment
   transactions                                   -              (1,104,579)
    Total distributions to shareholders       (109,218)          (1,221,878)

INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                   6,669,707           13,787,512
  Net asset value of shares issued for
   reinvestment of distributions                103,079            1,166,645
                                              6,772,786           14,954,157
  Cost of shares repurchased                (1,372,899)          (1,636,346)
    Net increase (decrease) from
     capital share transactions               5,399,887           13,317,811
      Total increase (decrease)
        in net assets                        11,846,960           14,123,723

NET ASSETS:
  Beginning of period                        20,069,122            5,945,399
  End of period (including undistributed
   net investment income of $2,704)        $ 31,916,082         $ 20,069,122

*Shares issued and repurchased:
   Number of shares sold                        410,727              995,159
   Number of shares issued for
    reinvestment of distributions                 6,357               80,961
   Number of shares repurchased                (86,245)            (116,210)
     Net increase (decrease)                    330,839              959,910

**Distributions to shareholders:
    Income dividends per share             $       0.07         $      .1046
    Capital gains distribution per share   $        -           $      .9854

STATEMENTS OF CHANGES
IN NET ASSETS

                                                        HIGH YIELD FUND
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997   YEAR ENDED
                                           (UNAUDITED)          MARCH 31, 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $    895,290        $  1,009,590
  Net realized gain from
   investment transactions                      381,453             434,013
  Unrealized appreciation
   (depreciation) of investments
   during the period                          2,153,180             222,732
    Net increase in net assets
     resulting from operations                3,429,923           1,666,335

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                       (855,416)           (975,729)
  In excess of net investment income              -                   -
  Net realized gain from investment
   transactions                                   -               (193,359)
    Total distributions to shareholders       (855,416)         (1,169,088)

INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                  14,700,890          13,872,995
  Net asset value of shares issued for
   reinvestment of distributions                784,101           1,036,474
                                             15,484,991          14,909,469
  Cost of shares repurchased                (3,960,949)         (3,120,776)
    Net increase (decrease) from
     capital share transactions              11,524,042          11,788,693
      Total increase (decrease)
       in net assets                         14,098,549          12,285,940

NET ASSETS:
  Beginning of period                        19,586,605           7,300,665
  End of period (including undistributed
   net investment income of $73,735)       $ 33,685,154        $ 19,586,605

*Shares issued and repurchased:
   Number of shares sold                      1,178,368           1,192,596
   Number of shares issued for
    reinvestment of distributions                61,831              88,882
   Number of shares repurchased               (318,847)           (266,952)
     Net increase (decrease)                    921,352           1,014,526

**Distributions to shareholders:
    Income dividends per share             $       0.38        $       .798
    Capital gains distribution per share   $        -          $       .147

STATEMENTS OF CHANGES
IN NET ASSETS

                                                        USA GLOBAL FUND
                                           SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997   YEAR ENDED
                                           (UNAUDITED)          MARCH 31, 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $     75,362         $    116,725
  Net realized gain from
   investment transactions                    1,661,093               619,611
  Unrealized appreciation
   (depreciation) of investments
   during the period                          6,560,175               619,611
    Net increase in net assets
     resulting from operations                8,296,630             2,615,059

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                        (72,943)              (69,093)
  In excess of net investment income              -                      -
  Net realized gain from investment
   transactions                                   -                 (793,347)
    Total distributions to shareholders        (72,943)             (862,440)

INCREASE (DECREASE) FROM
 CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                  17,969,021            21,080,722
  Net asset value of shares issued for
   reinvestment of distributions                 68,066               825,953
                                             18,037,087            21,906,675
  Cost of shares repurchased                (3,579,312)           (1,581,818)
    Net increase (decrease) from
     capital share transactions              14,457,775            20,324,857
      Total increase (decrease)
       in net assets                         22,681,462            22,077,476

NET ASSETS:
  Beginning of period                        27,091,681             5,014,205
  End of period (including undistributed
   net investment income of $50,051)       $ 49,773,143          $ 27,091,681

*Shares issued and repurchased:
   Number of shares sold                     1,114,115             1,536,130
   Number of shares issued for
    reinvestment of distributions                4,160                58,002
   Number of shares repurchased              (214,326)             (113,650)
     Net increase (decrease)                   903,949             1,480,482

**Distributions to shareholders:
    Income dividends per share             $      0.03          $      .0528
    Capital gains distribution per share   $       -            $      .6072

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used. Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined by the Board of Directors.

B. Federal and State Taxes - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

C. Options - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:
Management fees were paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the period ended September 30, 1997, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Balanced Fund
	Purchases		$    18,666,839
        Proceeds from sales          15,100,366
Equity Fund
	Purchases		$    14,277,191
        Proceeds from sales           8,776,118
High Yield Fund
	Purchases		$    13,119,881
        Proceeds from sales           3,464,785
USA Global Fund
	Purchases		$    23,503,549
        Proceeds from sales           3,650,180



4. COVERED CALL OPTIONS:
The following Covered Call Options Written were outstanding as of September 30, 1997:

                                                Shares
Common Stocks/                                  Subject to
Expiration Date/Exercise Price                  Call            Value

Equity Fund
Boeing Co./Oct/60                                3,000          $     375
Triton Energy Ltd/Oct/40                        12,000             28,500
  Total (premiums received $29,846)                             $  28,875
  Value of shares subject to call $660,563

USA Global Fund
Boeing Co./Oct/60                                5,000          $     625
Boston Scientific Corp./Oct/65                   5,500              2,406
Triton Energy Ltd/Oct/40                         5,500             13,063
  Total (premiums received $34,285)                             $  16,094
  Value of shares subject to call $ 803,625


Transactions in call options written for the period ended
September 30, 1997, were as follows:

                                                Number of       Premium
                                                Contracts       Amount
Balanced Fund
Balance at March 31, 1997                        -              $      -
Opened                                          100                  33,873
Expired                                         (50)                (20,874)
Exercised                                       (50)                (12,999)
Balance at September 30, 1997                    -              $      -

Equity Fund
Balance at March 31, 1997                       278             $    72,301
Opened                                          871                 174,004
Expired                                        (393)                (70,583)
Exercised                                      (606)               (145,876)
Balance at September 30, 1997                   150             $    29,846

USA Global Fund
Balance at March 31, 1997                       680             $   101,114
Opened                                        1,475                 259,705
Expired                                      (1,394)               (192,779)
Exercised                                      (601)               (133,755)
Balance at September 30, 1997                   160             $    34,285

This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


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BUFFALO MUTUAL FUNDS

Balanced Fund
Equity Fund
High Yield Fund
USA Global Fund

Jones & Babson
700 Karnes Blvd.
Kansas City, Missouri 64108-3306

1-800-49-BUFFALO
(1-800-492-8332)

JB9C-1